Inventory - Additional Information (Details) - CIK 0001441693 Pro Farm Group, Inc - USD ($)	3 Months Ended		6 Months Ended
	Jun. 30, 2022	Jun. 30, 2021	Jun. 30, 2022	Jun. 30, 2021	Dec. 31, 2021
Inventory [Line Items]
Reserves against inventories	$ 509,000		$ 509,000		$ 422,000
Inventory adjustments recorded	$ 43,000	$ 158,000	$ 408,000	$ 386,000